Trade and Other Payables (Details) - Schedule of aging analysis of trade payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	$ 276,719	$ 63,550
Current [Member]
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	275,569	52,632
Past due for less than 4 months [Member]
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	1,103	3,959
Past due for over 4 months [Member]
Trade and Other Payables (Details) - Schedule of aging analysis of trade payables [Line Items]
Trade payables	$ 47	$ 6,959